Consolidated shareholders’ equity - Summary of Movements Share Capital (Details) - EUR (€) € in Millions							12 Months Ended
	Dec. 18, 2018	Jul. 27, 2018	Apr. 26, 2018	Dec. 14, 2017	Jul. 28, 2017	Apr. 27, 2017	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of classes of share capital [line items]
Beginning balance							€ 59,035	€ 58,239	[1]	€ 57,722	[2]
Ending balance (in shares)							1,253,846,111
Ending balance							€ 59,108	59,035		58,239	[1]
Share capital
Disclosure of classes of share capital [line items]
Beginning balance							2,495	2,508	[2]	2,584	[2]
Ending balance							€ 2,508	€ 2,495		€ 2,508	[2]
Share capital | Sanofi Oy
Disclosure of classes of share capital [line items]
Beginning balance (in shares)							1,247,395,472	1,254,019,904		1,292,022,324
Capital increase by exercise of stock subscription options (in shares)							2,745,853	1,168,808		3,764,646
Capital increase by issuance of restricted shares (in shares)							3,704,786	2,152,183		3,394,574
Reduction in share capital by cancellation of treasury shares (in shares)	(5,106,804)		(7,239,803)	(10,402,540)		(36,380,198)
Capital increase reserved for employees (in shares)		2,401,184			1,621,098
Ending balance (in shares)							1,253,846,111	1,247,395,472		1,254,019,904
Additional paid-in capital
Disclosure of classes of share capital [line items]
Beginning balance							€ 13	€ 58	[2]	€ 932	[2]
Ending balance							147	13		58	[2]
Treasury shares
Disclosure of classes of share capital [line items]
Beginning balance							(153)	(14)	[2]	(1,503)	[2]
Ending balance							€ (9)	€ (153)		€ (14)	[2]

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[2]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).